MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                                         SUITE 101
WASHINGTON, D.C.  20005                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

JOHN J. SPIDI                                        WRITER'S DIRECT DIAL NUMBER
SPIDI@MALIZIALAW.COM                                              (202) 434-4670


VIA EDGAR
---------

March 23, 2005

David Lyon, Esq.
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      Parke Bancorp, Inc.
                  Amendment No. 1 to the Registration Statement on Form S-4 File No. 333-122406
                  ---------------------------------------------------------


Dear Mr. Lyon:

         Transmitted with this letter for filing, on behalf of Parke Bancorp, Inc. (the "Company"), is pre-effective Amendment No. 1 to the Registration Statement on Form S-4. This filing is marked to show changes made since the original filing of the Registration Statement on January 31, 2005. Page numbers refer to the pages in the marked copy of the prospectus being delivered to you.

         On behalf of the Company, we hereby submit the following responses to your comment letter dated March 1, 2005, with respect to the above-referenced filing. We have keyed our responses to the captions and paragraph numbering used in your comment letter and, for your ease of reference, we have set forth each of the staff's comments, followed by the response of the Company.

General
-------

1. Comment: We note a significant number of blank spaces throughout the filing. When you complete this information we may have further comments. For example, officers and directors of the bank may control a significant percentage of bank shares outstanding, but

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 2

         you have not completed this information. If this ownership level will virtually assure or make likely voter approval this needs to be discussed in the forepart of the document. Response: We have completed substantially all of the omitted information in the Registration Statement that was tied to the voting record date of March 16, 2005. Please note that approval of the holding company reorganization requires the affirmative vote of two-thirds of the outstanding shares of common stock of the Bank and such approval is by no means assured. Executive officers and directors of the Bank own approximately 30% of the Bank's outstanding common shares, excluding shares underlying stock options and warrants, representing approximately one-third of the votes necessary for approval of the reorganization. For this reason, the Bank has hired a proxy solicitor to assist it in obtain the necessary vote of stockholders to approve the reorganization.

2. Comment: Please revise the filing to cull legalistic terms and phrases such as "hereto," "therefore," "pursuant to," "herein" and the like.

         Response: We have made the requested changes throughout the Proxy Statement.

Comparison of Shareholders' Rights... -- page 1
-----------------------------------------------

3. Comment: Please indicate the types of differences referenced at this heading. Also, on page 2, disclose what it means that shareholders have dissenters rights.

         Response: Please see the revised disclosure on pages 1 and 2 of the proxy statement.

Management After the Reorganization -- page 3
---------------------------------------------

4. Comment: We note from page 8 that the board of the registrant will be significantly different than the bank's board. Under a new subheading such as Directors of the Holding Company disclose the identity of the new directors of the registrant and describe the later addition of nine directors.

         Response: We have made the requested change to page 3 of the proxy statement. We wish to advise the staff supplementally, however, that the three directors of the registrant are not "new" as they are currently directors of the Bank and, other than Director Choate, have been directors of the Bank for several years.

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 3

Purpose of Meeting -- page 4
----------------------------

5. Comment: We note from the second paragraph that you may adjourn the meeting to solicit additional proxies to ensure passage of a proposal. You must specifically seek shareholder approval to vote their proxies for the purpose of adjourning the meeting to solicit additional proxies to ensure passage of a proposal. Please revise the proxy, notice and proxy statement accordingly.

         Response: We have deleted all references in the proxy statement to adjournment of the meeting in the event there are not sufficient votes to approve any of the proposals. Please see "Purpose of Meeting" and "Quorum" on page 4 of the proxy statement.

Summary
-------

6. Comment: In the summary section please briefly explain the reason for creating the holding company. Include the effect upon the company's Nasdaq listing if shareholders do not approve the new holding company.

         Response: Please see the revised disclosure to page 2 of the proxy statement under the caption "Recommendation and Reasons for the Reorganization."

Form 10-KSB - page 6
--------------------

7.       Comment: Please provide a more descriptive heading for this section.

         Response: The requested change has been made to page 6 of the proxy statement.

Preservation of Nasdaq Listing, page 8
--------------------------------------

8.      Comment: Disclose when the new rule went into effect.

         Response: Please see the revised disclosure on page 8 of the proxy statement. Please note that Rule 4200A becomes effective for small business issuers, like the Bank, on July 31, 2005.

9. Comment: Please revise this discussion to place the last sentence of the second paragraph in appropriate context. You seem to negate the situation before explaining what the

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 4

         problem is. Also, your opinion regarding the independence of these persons seems to have no relevance to your problem with Nasdaq rules.

         Response: In accordance with your comment, we have moved the referenced sentence to last paragraph of this section on page 9 of the proxy statement.

10. Comment: Give the dollar amount of the two purchases by the bank and, if correct, specifically state that these represented a violation of the Nasdaq independence rules you reference.

         Response: Please see the revised disclosure on page 8 of the proxy statement. Please note that the purchases of the office facilities by the Bank did not violate Nasdaq independence rules at the time such purchases were made as the new Nasdaq rules were not yet applicable to the Bank. When the new rules take effect on July 31, 2005, there is a three year "look-back" provision that will render the transactions, which occurred in 2002 and 2003, disqualifying.

11. Comment: Indicate why this violation occurred and when you discovered it. Was the board unaware of the related independence rules?

         Response: Please see our response to Comment No. 10, above. We wish to advise the staff supplementally that the transactions in question did not violate any Nasdaq rules at the time such transactions occurred. These transactions are an issue now for the Bank solely because of the three year look-back provision of Rule 4200A. The Bank was made aware of the independence issue shortly after the new Nasdaq rules were adopted. Please also note that Rule 4200A does not take effect for small business issuers, like the Bank, until July 31, 2005.

12. Comment: Disclose the consequences of this violation on Nasdaq trading in the bank shares.

         Response: We have made the requested disclosure to page 8 of the proxy statement.

13. Comment: Please specifically identify the registrant's "non-employee" directors and explain how each is independent. You state that at the time of the violation all of the bank directors were involved. Both Mr. Pennoni and Mr. Dalton, as disclosed on page 53, seem to have been bank directors at that time.

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 5

         Response: Please note the disclosure in the first full paragraph on page 9 of the proxy statement wherein it is disclosed that Directors Dalton and Choate are independent because they were not members of the limited liability company that sold the real estate to the Bank. Therefore, they did not derive any benefit of the kind that would make them not independent under Rule 4200A. Consequently, the registrant's board of directors is currently comprised of a majority of independent directors (two out of three are independent under Rule 4200A).

14. Comment: If the proposed bank holding company formation and unusual director situation have been discussed with NASD officials, please describe this in the filing. For example, has it been agreed with the NASD that the proposed bank holding company arrangements will be acceptable to the NASD, or is this only the conclusion of the registrant's management or counsel?

         Response: Please see the revised disclosure on page 8 of the proxy statement. Please be advised supplementally that the Bank, through its counsel, did contact officials of the Nasdaq Stock Market shortly after the new rules were adopted to inquire whether the Nasdaq Stock Market would be willing to grant a waiver to the Bank until such time as the three-year look-back provision of the Rule 4200A was complied (on or about January 1, 2007). The Nasdaq Stock Market advised the Bank that no waivers to the Rule would be granted. The Bank's Board of Directors, when confronted with this information, then considered its various alternatives, which ranged from delisting from the Nasdaq Stock Market to attempting to add directors to the Board to meet the majority independence requirement. The Board rejected these two alternatives because maintaining the Bank's Nasdaq listing is necessary to promote an active and liquid trading market for the Bank's stock and the Board did not believe that it could, or necessarily should, double the size of the Board by adding at least nine new directors solely to be compliance with Rule 4200A for a period of approximately only 18 months. Additionally, because the Board had been actively considering forming a bank holding company for some time prior to the adoption of Rule 4200A, the Board decided to proceed at this time with the holding company reorganization on the advice of counsel that it could structure the new board of the holding company to comply with Nasdaq Rule 4200A. Because Rule 4200A is unambiguous and clear on its face, the Nasdaq Stock Market was not specifically consulted regarding this approach. It is important to note, however, that the Board has legitimate business reasons for forming a bank holding company apart from the independence issue. The Board's primary reasons for proceeding with the reorganization, which are fully disclosed on pages 7 and 8 of the proxy statement, are unrelated to the Nasdaq independence issue. While the

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 6

         Nasdaq issue may have influenced the timing of the holding company formation, it did not otherwise impact the Board's business reasons for forming a holding company.

15. Comment: Disclose the consequences for the bank if the holding company formation is not approved by shareholders.

         Response: We have made the requested disclosure to page 8 of the proxy statement.

16. Comment: Reference is made to the first sentence in the last paragraph on page 8. Please delete the term "arms length." Consider also deleting the notion that they were "permissible." Otherwise, the text also needs to make clear that while they may have been "permissible" under some rules, they were not permissible under Nasdaq rules.

         Response: We have made the requested deletions on page 8 of the proxy statement.

17. Comment: Here or elsewhere, as appropriate, please briefly disclose why the company is planning to fill the nine positions by resolution. Given that several years will intervene and the apparent certainty of the arrangements, it seems possible that this matter can be addressed at a meeting of shareholders.

         Response: Please see the revised disclosure on page 9 of the proxy statement.

18. Comment: Where appropriate, if Mr. Pennoni and the 11 other bank directors will own a controlling percentage of the holding company's shares, disclose the impact of this on their capacity to elect holding company directors and thereby control the future course of the holding company.

         Response: We wish to advise the staff supplementally that Directors Pennoni and the other 11 directors will not own a controlling percentage  of  the  holding  company's  outstanding  shares  following completion of the reorganization. Currently, all directors and executive officers of the Bank as a group beneficially own less than 50% of the outstanding shares of the Bank's common stock, which includes shares underlying stock options and warrants. Excluding shares subject to such options and warrants (which have not been exercised), the current actual amount of voting control of such persons is less than 30%.

19. Comment: Where appropriate, disclose how the arrangement to bring on the 9 directors is evidenced. Consider filing any agreement as an exhibit. Note the Regulation S-B requirement for filing material contracts as exhibits.

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 7

         Response: We wish to advise the staff supplementally that there are no formal or written agreements regarding the future appointment in 2007 of the nine directors. There is merely an informal consensus of the Board on these appointments. The nine unappointed directors will remain as directors of the Bank. Please also see our response to Comment No. 34, below.

Tax Consequences -- page 11
---------------------------

20. Comment: Revise the first sentence to indicate that the material federal tax consequences are addressed. Also, revise the second sentence to indicate that the representations relied upon were only factual representations. Revise the actual opinion in the same fashion.

         Response: We have made the requested changes to page 11 of the proxy statement and to the tax opinion. Please also see the revised tax opinion filed as Exhibit 8 to the amended Registration Statement.

Comparison of Shareholders' Rights -- page 12
---------------------------------------------

21. Comment: Please delete the qualification in the third paragraph. The discussion and explanations should be in sufficient detail to make such a reference unnecessary.

         Response: We have made the requested change to page 12 of the proxy statement.

Management's Discussion and Analysis of Financial Condition and Results
-----------------------------------------------------------------------
of Operations -- page 22
------------------------

22. Comment: We noted that the gross loan balance increased approximately 54% from December 31, 2002 to December 31, 2003 while your net deferred loan fees increased 3%. Please revise the MD&A to disclose any known trends or changes regarding loan fees in your lending portfolio and/or the amount of costs that you defer in accordance with SFAS 91.

         Response: Management is not aware of any trends or changes regarding loan fees and/or the amount of costs that the Bank defers in accordance with SFAS 91.

         The small increase in net deferred loan fees relative to the increase in the loan portfolio during the year ended December 31, 2003 is due to several factors. The Bank is a large construction lender and loan extensions are required when a development does not sell out

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 8

         in the time period established when the loan was originated. Therefore the fees and costs associated with that loan are already amortized or accreted by the first maturity and the extensions might not have any fees. In addition, the largest component of the loan growth during 2003 was in commercial real estate mortgage loans and the Bank waived or reduced loan fees on a case by case basis during the year to compete with other lenders and in response to customer demand for waivers or reductions.

Forward Looking Statements -- page 22
-------------------------------------

23. Comment: There is no safe harbor provision for forward looking information in an initial public offering. Please revise the test to remove any implication that you are relying on a safe harbor provision relating to this disclosure.

         Response: The requested change has been made to page 22 of the proxy statement.

Investment Activities -- page 46
--------------------------------

24. Comment: Please revise here and throughout your filing to separately classify securities that are legally backed by the full faith and credit of the U.S. government and those that are not such as securities issued by government-sponsored enterprises. Refer to section II.C.2 of the Current Accounting and Disclosure Issues in the Division of Corporation Finance issued on November 30, 2004.

         Response: We have made the requested change on pages 46 and 47 of the proxy statement. The Bank held only government-sponsored entity securities (FNMA and FHLMC) at the dates shown and no government agency securities (GNMA).

Management -- page 53
---------------------

25. Comment: We note that this information is only for the bank. Please carefully consider the requirements set out in Items 401, 402, 403 and 404 of Regulation S-B. Insure that the required information is provided for Parke Bancorp. This might be either new disclosure or additional explanation as to how the bank information applies to the holding company.

         Response: Please see the revised disclosure on page 52 of the proxy statement.

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 9

Certain Relationships and Related Transactions -- page 59
---------------------------------------------------------

26. Comment: Provide the information required by Item 404 of Regulation SB for the two property purchases discussed on page 8. Be sure to indicate how the prices were determined, whether they were reached at arms length and the extent to which management believes they are comparable to terms that could have been reached with unaffiliated parties.

         Response: Please see the revised disclosure on page 59 of the proxy statement. Please also note that because Item 404 of Regulation S-B only requires affiliated transactions which occurred during the past two years to be disclosed, we have included only the 2003 purchase of the branch office building in this section of the proxy statement. We note, however, that the 2002 purchase is disclosed on page 8 of the proxy statement under the caption "Preservation of Nasdaq Listing."

Description of Capital Stock -- page 63
---------------------------------------

27. Comment: Reflect here your legal opinion as to whether or not the common stock of Parke Bancorp to be issued will be validly issued, fully paid and non-assessable.

         Response: We have made the requested change to page 63 of the proxy statement.

Note 6.  Allowance for Loan Losses -- page F-16
-----------------------------------------------

28. Comment: Please disclose for the most recent reported period, the gross interest income on nonaccrual loans that would have been recorded in the period if the loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the period. Refer to Instruction (2) of Item III.C in Industry Guide 3.

         Response: The requested disclosures have been added to Note 6 on page F-17.

Note 13.  Shareholders' Equity -- page F-23
-------------------------------------------

29. Comment: Please revise to disclose the nature of your 2003 and 2002 common stock offerings.

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 10

         Response: The Bank did not conduct an offering in 2003. The references to the 2002 offering have been dropped in the 2004 financial statements as it no longer relates to the two years ended December 31, 2004 that are being presented.

Note 8.  Bank-Owned Life Insurance -- page F-18
-----------------------------------------------

30. Comment: Please revise to disclose your accounting policies for bank-owned life insurance, disclosing the face amount of bank-owned life insurance policies, any restrictions on the use of proceeds and the amount of any loans offset against cash surrender values. Also, revise the Business section to disclose the business reasons for purchasing these policies.

         Response: The requested disclosures have been added to Note 8 on page F-18.

         Please note that the Bank purchased the BOLI for the purpose of deferring the costs of and funding the Bank's supplemental executive retirement plans. Because the Bank is not in the business of purchasing BOLI, disclosure to this effect (slightly revised) is made on page 61 of the proxy statement under "Director and Executive Officer Compensation - Supplemental Executive Officer Retirement Plan."

Appendix A
----------

31. Comment: We note that you have filed Appendix D, but Appendix Items A, B and C are missing. Please file these in your amended Form S-4.

         Response: All appendices to the proxy statement have been filed with the amended Registration Statement.

Signatures -- page II-5
-----------------------

32. Comment: It is generally understood that persons signing the Form S-4 as a director or one of the 3 principal officers are doing so as either a director or employee of the registrant. We note from page 8 that only Mr. Pennoni, Mr. Choate and Mr. Dalton are directors of Parke Bancorp. Please revise the signature page as correct.

         Response:   We  have  revised  the   signature   page  of  the  amended
         Registration Statement accordingly.

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 11

33. Comment: Identify the person serving in the capacity of controller or principal accounting officer of the registrant, as required by the signature instructions for Form S-4.

         Response:   We  have  revised  the   signature   page  of  the  amended
         Registration Statement accordingly.

Exhibits
--------

34. Comment: Consider the consents required by Item 439 of Regulation C. We note that the nine directors to be appointed to the registrant's board are known, there appears to be no uncertainty as to their appointment and in fact Mr. Pantilione is currently signing the Form S-4 on behalf of Parke Bancorp. Please provide these consents for the nine bank directors.

         Response: We wish to advise the staff supplementally that we are not aware of any requirement that written consents for the future appointment of directors are required to be filed as exhibits to the Registration Statement. Rule 439 of Regulation C requires written consents to be filed in connection with material incorporated by reference into a registration statement if the written consent would otherwise be required to be filed under applicable rules and regulations of the Commission. We do not believe Rule 439 is applicable to the Company's Registration Statement as the rules do not require written consents in this context and no material is incorporated by reference into the Registration Statement. In addition, Item 601 of Regulation S-B does not require any such exhibits to the Registration Statement be filed. Please also see our response to Comment No. 19, above.

Exhibit 5
---------

35. Comment: The law firm providing this opinion cannot qualify its opinion based on the jurisdictions in which it is licensed. Revise the opinion to delete the last sentence of the third paragraph.

         Response: Please see the revised legal opinion filed as Exhibit 5 to the amended Registration Statement wherein the suggested deletion has been made.

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 12

Exhibit 8
---------

36. Comment: At Representations of Management, page 5, we note the numerous legal conclusions reached by the registrant. Revise the opinion so that the only factual information from the registrant is being relied upon.

         Response: Please see the revised tax opinion filed as Exhibit 8 to the amended Registration Statement.

General - Accounting
--------------------

37. Comment: Please provide an updated consent from your independent accountants in the pre-effective amendment.

         Response: An updated consent of independent accountants has been filed with the amended Registration Statement as Exhibit 23.1.

38. Comment: To the extent the effectiveness of the registration statement is delayed, please update the financial statements under Item 310(g) of Regulation S-B.

         Response: The amended Registration Statement includes financial data and draft financial statements which have been updated to December 31, 2004. The audited financial statements of the Company are expected to be finalized shortly, and will be included in the next pre-effective amendment to the Registration Statement, once the staff has notified us whether it has any additional comments. The Company will not request acceleration of the Registration Statement until the audited financial statements have been filed with the SEC.

MALIZIA SPIDI & FISCH, PC

David Lyon, Esq.
Securities and Exchange Commission
March 23, 2005
Page 13
         Thank you for your prompt review and issuance of comments on the Registration Statement. At your earliest convenience, please advise the undersigned or Tiffany Hasselman, Esq. of this office at (202) 434-8389 if you have any additional comments on the Registration Statement or if you require any additional information.

                                                    Sincerely,

                                                    /s/John J. Spidi

                                                    John J. Spidi


Enclosure
cc: Mr. Vito S. Pantilione, President and Chief Executive Officer Mr. James M. Boligitz, McGladrey & Pullen, LLP
         Tiffany A. Hasselman, Esq.